Operating Lease	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
OPERATING LEASE

6. OPERATING LEASE

As of December 31, 2025, the Company leases office spaces in the PRC under non-cancelable operating leases, with terms ranging between 24 months and 36 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of operations and comprehensive income (loss). The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the consolidated statements of operations and comprehensive income (loss).

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities from continuing operations recorded on the consolidated balance sheets.

	December 31, 2025	December 31, 2024
Right of use assets, net	$228,330	$13,599

Operating lease liabilities, current	93,191	9,163
Operating lease liabilities, noncurrent	110,622	—
Total operating lease liabilities	$203,813	$9,163

Other information about the Company’s leases from continuing operations is as follows:

	For the Years Ended December 31,
	2025	2024	2023
Operating cash flows used in operating leases	$61,622	$21,632	$223,606
Weighted average remaining lease term (years)	2.18	0.60	1.10
Weighted average discount rate	4.75%	4.75%	4.75%

Operating lease expenses from continuing operations were $481,827, $676,944 and $609,288, respectively, for the years ended December 31, 2025, 2024 and 2023, among which $435,948, $655,407 and $456,718 were incurred for short-term leases.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
For the year ending December 31, 2026	$101,008
For the year ending December 31, 2027	88,863
For the year ending December 31, 2028	28,715
Total lease payments	218,586
Less: Imputed interest	(14,773)
Present value of operating lease liabilities	$203,813